Preferred Shares (Details) $ in Millions	1 Months Ended					12 Months Ended	70 Months Ended
	Apr. 30, 2025	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Preferred Shares
Proceeds from equity financing							$ 152.5
Pre-offering valuation						$ 1,500.0	1,500.0
Minimum proceeds from QIPO						$ 150.0	$ 150.0
Redemption price, Threshold percentage						8.00%
Redemption price, denominator						365 days
Redemption price, percentage on original investment						120.00%
Dividend percentage						8.00%
Temporary equity, conversion ratio	1
Liquidation preference value with simple interest
Preferred Shares
Liquidation preference value, percentage on issue price						120.00%
Liquidation preference value without simple interest
Preferred Shares
Liquidation preference value, percentage on issue price						100.00%
Liquidation preference value, percentage simple interest on issue price						8.00%
Series Seed Preferred Shares
Preferred Shares
Proceeds from equity financing					$ 4.0
Series Angel Preferred Shares
Preferred Shares
Proceeds from equity financing					$ 5.0
Series B Preferred Shares
Preferred Shares
Proceeds from equity financing				$ 30.0
Series C1 Preferred Shares
Preferred Shares
Proceeds from equity financing			$ 80.0
Series C2 Preferred Shares
Preferred Shares
Proceeds from equity financing		$ 33.5